Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

Managers

The vessels owned and the vessels sold and leased back by the Company receive management services from the pursuant to ship management agreements between each of the subsidiaries and Free Bulkers S.A. and OpenSeas Maritime S.A., “the Managers”.

Each of the Company’s subsidiaries pays, as per its ship management agreement with Free Bulkers and OpenSeas Maritime, a monthly management fee of $19 (on the basis that the $/Euro exchange rate is 1.30 or lower; if on the first business day of each month the $/Euro exchange rate exceeds 1.30 then the management fee payable will be increased for the month in question, so that the amount payable in $ will be the equivalent in Euro based on 1.30 $/Euro exchange rate) plus a fee of $400 per day (not expressed in thousands) for superintendent attendance and other direct expenses.

The Company also pays the Managers a fee equal to 1.25% of the gross freight or hire from the employment of the Company’s vessels. In addition, the Company pays a 1% commission on the gross purchase price of any new vessel acquired or the gross sale price of any vessel sold by the Company with the assistance of the Managers.

The Company also pays, as per its services agreement with Free Bulkers, a monthly fee of $136 until May 31, 2017 (on the basis that the $/Euro exchange rate is 1.35 or lower; if on the last business day of each month the $/Euro exchange rate exceeds 1.35 then the service fee payable will be adjusted for the following month in question, so that the amount payable in dollars will be the equivalent in Euro based on 1.35 $/Euro exchange rate) as compensation for services related to accounting, financial reporting, implementation of Sarbanes-Oxley internal control over financial reporting procedures and general administrative and management services plus expenses.

On June 1, 2017, the Company entered into a management services agreement with Prodigy Inc., “the Manager”, for the provision of financial services, including all of our accounting, financial reporting and internal controls, and other back-office services, as well as the provision of use of space for the Company’s offices at 20, Amerikis St., 10671, Athens, Greece. Our Chairman, Chief Executive Officer and President, Ion G. Varouxakis, is a shareholder of Prodigy Inc.

As of June 1, 2017, Free Bulkers is no longer required to provide any of the management services, except for those concerning the ship management agreement with M/V Free Neptune and the Company is no longer required to pay any remuneration, fees, bonuses or premises fee as of June 1, 2017 and beyond.

On September 26, 2016, the Company sold to unrelated third parties the M/V Free Maverick, a 1998-built, 23,994 dwt Handysize dry bulk carrier for a gross sale price of $1,925. As a result of the sale the Company recognized a loss of $277 (Note 5). In this respect, the Company paid Free Bulkers $19 relating to the sale of the M/V Free Maverick during the year ended December 31, 2016. In addition, the Company has incurred commission expenses relating to its commercial agreement with the Managers amounting to $nil, $6 and $35 for the year ended December 31, 2017, 2016 and 2015, respectively, included in “Commissions” in the accompanying consolidated statements of operations.

On May 20, 2015, the M/V Free Hero, 1995-built, 24,318 dwt Handysize dry bulk carrier and the M/V Free Goddess, 1995-built, 22,051 dwt Handysize dry bulk carrier, were sold for a gross sale price of $5,500 each, and the Company’s subsidiaries have entered into long-term bareboat agreements for such vessels with purchase options at a daily hire rate of $1,100 per vessel. The vessels have been renamed to Fiorello and Figaro, respectively.

On June 15, 2016, the bareboat hire agreement in connection with the M/V Fiorello was terminated. Subsequent to the termination of the hire, the vessel was sold for a gross sale price of $1,490 with the sale proceeds being applied towards obligations to the Bareboat Owners of the vessel and trade creditors (Note 6).

On September 30, 2017, the bareboat hire agreement in connection with the M/V Figaro was terminated. Subsequent to the termination of the hire, the vessel was sold to unrelated third parties. The Company realized the amount of $1,924 as gain on settlement of liability in the accompanying consolidated statement of operations for the year ended December 31, 2017, (Note 6).

Fees and expenses charged by the Managers and the Manager are included in the Company’s consolidated financial statements in “Management and other fees to a related party,” “General and administrative expenses,” “Operating expenses,” and “Gain on sale of vessel”. The total amounts charged for the year ended December 31, 2017, 2016, and 2015 amounted to $1,431 ($398 of management fees, $1,031 of services fees, $nil of superintendent fees and $2 for other expenses), $2,344 ($702 of management fees, $1,635 of services fees, $0 of superintendent fees and $7 for other expenses) and $2,800 ($1,070 of management fees, $1,635 of services fees, $88 of superintendent fees and $7 for other expenses), respectively.

The balance due from the Managers and the Manager as of December 31, 2017 and December 31, 2016 was $nil. The amount paid to the Managers and Manager for office space during the year ended December 31, 2017, 2016 and 2015 was $51, $139 and $140, respectively, and is included in “General and administrative expenses” in the consolidated statements of operations. The balance due to the Managers and the Manager as December 31, 2017 and December 31, 2016 was $3,280 and $2,107, respectively, and is included in the “Management and other fees to a related party” in the consolidated statements of operations.